Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Dec. 12, 2013	Mar. 31, 2013
Document and Entity Information
Entity Registrant Name	PULASKI FINANCIAL CORP
Entity Central Index Key	0001062438
Document Type	10-K
Document Period End Date	Sep. 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 96
Entity Common Stock, Shares Outstanding		11,367,384
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY